J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Growth Fund

(the “Fund”)

(a series of JPMorgan Trust II)

Supplement dated January 31, 2025

to the current Summary Prospectuses, Prospectuses and

Statement of Information, as supplemented

NOTICE IS HEREBY GIVEN that the special joint meeting of shareholders of the Fund originally scheduled for October 2, 2024, was adjourned due to lack of quorum and is now scheduled to be held at 11:00 a.m. Eastern Time on February 27, 2025, at 277 Park Avenue, New York, NY 10172, 17th Floor (the “Meeting”).

The Meeting is being held to consider the following proposal (the “Proposal”): To change the Fund from a diversified company to a non-diversified company by eliminating the related fundamental investment policy.

Shareholders as of close of business on July 31, 2024 (the “Record Date”) are entitled to participate and to vote at the Meeting, including any additional postponement(s) and adjournment(s). If a shareholder wishes to participate in the Meeting but does not wish to authorize the execution of a proxy by telephone or through the Internet, the shareholder may still submit the Proxy Card included with the Proxy Statement or attend the Meeting in person.

If the Proposal is approved at the Meeting, the changes will be effective on or about March 5, 2025.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on February 27, 2025.

This Notice presents an overview of the more complete proxy materials, which contain important information and are available on the Fund’s website or by mail. This Notice is not a ballot or other form for voting. The Proxy Statement is available at https://vote.proxyonline.com/JPM/docs/2024mtg.pdf and a paper copy can be obtained at no charge by calling 1-888-628-1041.

Your vote is extremely important, and voting is quick and easy. You can vote in any of four ways: by telephone, via the Internet, by returning the Proxy Card by mail, or by participating in the Meeting. We encourage you to vote by telephone or via the Internet, which will reduce the time and costs associated with this proxy solicitation.

To vote by Telephone:

(1) Read the Proxy Statement and have your Proxy Card at hand.

(2) Call the toll-free number shown on your Proxy Card.

(3) Enter the control number shown on your Proxy Card and follow the simple instructions.

To vote by Internet:

(1) Read the Proxy Statement and have your Proxy Card at hand.

(2) Go to the website shown on your Proxy Card.

(3) Enter the control number shown on your Proxy Card and follow the simple instructions.

Shares represented by proxies, unless previously revoked, will be voted at the Meeting in accordance with the instructions of the shareholders. If you have not already voted, please vote all proxies you received at your earliest convenience, even if you plan to attend the Meeting. Your vote is extremely important, no matter how many shares you own. Whichever method you choose, please read the Proxy Statement carefully before you vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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